Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details) - USD ($)			12 Months Ended
	Jan. 01, 2019	May 16, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for doubtful accounts			$ 1,200,000	$ 900,000	$ 500,000
Impairment of property and equipment			0	0
Capitalized software development costs			5,900,000	3,400,000	3,200,000
Impairments of goodwill and intangible assets, including the content library			0	0
Deferred offering costs				2,000,000	0
Offering costs reclassified into stockholders' equity			7,400,000
Advertising costs			12,400,000	14,500,000	12,000,000
Cumulative adjustment to equity-based compensation expense			7,800,000
Increase (decrease) in valuation allowance			54,900,000	(1,300,000)	200,000
Payments of debt extinguishment costs			2,179,000	0	$ 0
Accumulated deficit			$ (351,123,000)	$ (445,102,000)
Pluralsight Holdings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership interest			100.00%
Pluralsight Holdings | Continuing Members
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ownership interest			51.40%
Restricted Stock Units (RSUs)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment to equity-based compensation expense		$ 7,800,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Subscription term			1 month
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Subscription term			3 years
Content library
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			5 years
Capitalized Internal-Use Software Costs | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			1 year
Capitalized Internal-Use Software Costs | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life			3 years
Scenario, Forecast | Accounting Standards Update 2014-09, New Revenue Policy | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ 400,000
Deferred revenue	$ (400,000)
Scenario, Forecast | Accounting Standards Update 2014-09, New Commissions Policy
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expected period of initial contracts	4 years
Expected period of renewal contracts	18 months
Scenario, Forecast | Accounting Standards Update 2014-09, New Commissions Policy | Difference between Revenue Guidance in Effect before and after Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ 20,200,000
Deferred commissions	$ 20,200,000